Columbia Income Builder Fund
Third Quarter Report
October 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Income Builder Fund, October 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 28.3%
	Shares	Value ($)
Convertible 2.8%
Columbia Convertible Securities Fund, Institutional 3 Class(a)	1,181,044	25,923,920
Dividend Income 17.1%
Columbia Dividend Income Fund, Institutional 3 Class(a)	1,802,209	63,599,938
Columbia Dividend Opportunity Fund, Institutional 3 Class(a)	1,103,887	45,932,754
Columbia International Dividend Income Fund, Institutional 3 Class(a)	2,309,606	46,861,903
Total		156,394,595
Global Real Estate 3.0%
Columbia Real Estate Equity Fund, Institutional 3 Class(a)	2,466,619	27,675,465
U.S. Small Cap 5.4%
Columbia Small Cap Value Fund I, Institutional 3 Class(a)	976,138	49,734,215
Total Equity Funds (Cost $206,530,841)		259,728,195

Exchange-Traded Fixed Income Funds 8.4%

Multisector 8.4%
Columbia Diversified Fixed Income Allocation ETF(a)	1,633,929	29,271,838
Columbia Short Duration Bond ETF(a)	2,586,343	48,054,771
Total		77,326,609
Total Exchange-Traded Fixed Income Funds (Cost $83,363,913)		77,326,609

Fixed Income Funds 63.3%

Emerging Markets 6.2%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	6,007,564	57,432,314
Fixed Income Funds (continued)
	Shares	Value ($)
Floating Rate 6.3%
Columbia Floating Rate Fund, Institutional 3 Class(a)	1,722,478	57,789,124
High Yield 8.9%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	7,437,652	81,591,048
Investment Grade 41.9%
Columbia Corporate Income Fund, Institutional 3 Class(a)	5,903,258	53,955,779
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	1,288,975	12,683,518
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	7,788,273	63,162,893
Columbia Quality Income Fund, Institutional 3 Class(a)	14,176,539	250,074,142
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	460,453	4,586,110
Total		384,462,442
Total Fixed Income Funds (Cost $645,140,074)		581,274,928

Money Market Funds 0.0%

Columbia Government Money Market Fund, Institutional 3 Class, 4.786%(a),(b)	149,124	149,124
Total Money Market Funds (Cost $149,020)		149,124
Total Investments in Securities (Cost: $935,183,848)		918,478,856
Other Assets & Liabilities, Net		(230,019)
Net Assets		918,248,837

Columbia Income Builder Fund  | 2024

Portfolio of Investments  (continued)
Columbia Income Builder Fund, October 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Convertible Securities Fund, Institutional 3 Class
	29,292,808	492,370	(5,323,124)	1,461,866	25,923,920	—	188,288	492,370	1,181,044
Columbia Corporate Income Fund, Institutional 3 Class
	122,599,825	9,508,847	(84,366,725)	6,213,832	53,955,779	—	(7,125,806)	2,508,847	5,903,258
Columbia Diversified Fixed Income Allocation ETF
	29,222,820	—	—	49,018	29,271,838	—	—	992,726	1,633,929
Columbia Dividend Income Fund, Institutional 3 Class
	37,074,966	25,254,635	(2,502,696)	3,773,033	63,599,938	—	1,891,288	728,323	1,802,209
Columbia Dividend Opportunity Fund, Institutional 3 Class
	22,717,012	22,170,880	(4,177,280)	5,222,142	45,932,754	—	216,704	929,985	1,103,887
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	94,620,489	3,127,579	(49,825,493)	9,509,739	57,432,314	—	(6,881,276)	3,127,579	6,007,564
Columbia Floating Rate Fund, Institutional 3 Class
	4,307,834	57,847,618	(4,129,593)	(236,735)	57,789,124	—	76,881	2,726,688	1,722,478
Columbia Government Money Market Fund, Institutional 3 Class, 4.786%
	710,392	18,024	(578,946)	(346)	149,124	—	345	18,024	149,124
Columbia High Yield Bond Fund, Institutional 3 Class
	90,575,162	3,808,117	(14,703,782)	1,911,551	81,591,048	—	(309,798)	3,727,785	7,437,652
Columbia International Dividend Income Fund, Institutional 3 Class
	43,803,631	951,981	(505,257)	2,611,548	46,861,903	—	4,355	951,118	2,309,606
Columbia Limited Duration Credit Fund, Institutional 3 Class
	13,024,446	378,842	(845,320)	125,550	12,683,518	—	(6,064)	369,131	1,288,975
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	100,753,381	3,734,034	(49,196,868)	7,872,346	63,162,893	—	(8,117,216)	3,734,034	7,788,273
Columbia Quality Income Fund, Institutional 3 Class
	281,361,123	17,341,615	(54,903,438)	6,274,842	250,074,142	—	(8,528,237)	8,341,615	14,176,539
Columbia Real Estate Equity Fund, Institutional 3 Class
	41,040,096	727,910	(21,585,793)	7,493,252	27,675,465	447,214	(3,309,175)	280,696	2,466,619
Columbia Short Duration Bond ETF
	47,821,482	—	—	233,289	48,054,771	—	—	1,618,249	2,586,343
Columbia Small Cap Value Fund I, Institutional 3 Class
	83,021,430	1,917,879	(35,833,596)	628,502	49,734,215	1,888,404	2,936,208	29,475	976,138
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	12,592,242	7,853,497	(16,812,527)	952,898	4,586,110	—	(896,670)	352,364	460,453
Total	1,054,539,139			54,096,327	918,478,856	2,335,618	(29,860,173)	30,929,009

(b)	The rate shown is the seven-day current annualized yield at October 31, 2024.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Income Builder Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT163_01_P01_(12/24)